ALLIANCE MUNICIPAL TRUST
-NEW YORK PORTFOLIO

ALLIANCECAPITAL


SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           MUNICIPAL BONDS-82.8%
           NEW YORK-82.8%
           DUTCHESS COUNTY IDR
           (Toys 'R' Us/NYTEX) Series '84 VRDN*
$  1,000   11/01/19                                5.13%       $  1,000,000
           ERIE COUNTY RAN
           Series '95
   7,500   9/20/96                                 3.85           7,533,722
           FRANKLIN COUNTY IDR
           (KES Chateaugay L.P.)
           Series '91A AMT VRDN*
  13,900   7/01/21                                 5.20          13,900,000
           HALF HOLLOW HILLS TAN
           (Central School District) Series '95
   1,000   6/28/96                                 3.75           1,003,534
           ISLIP IDA
           (Radiation Dynamics)
           Series '88A AMT VRDN*
   3,000   1/01/09                                 5.23           3,000,000
           ISLIP IDR
           (Erin Associates) Series '85 VRDN*
     598   8/01/02                                 5.53             598,388
           METROPOLITAN TRANSPORT AUTHORITY
           (Commuter Facilities Revenue)
           Series '91 VRDN*
   9,300   7/01/21                                 5.00           9,300,000
           NEW YORK AIRPORT REV.
           (Nippon Cargo Air Project)
           Series '92 AMT VRDN*
  19,500   11/01/15                                6.25          19,500,000
           NEW YORK CITY CULTURAL RES.
           (Solomon Guggenheim Foundation)
           Series '90B VRDN*
   3,200   12/01/15                                5.90           3,200,000
           NEW YORK CITY CULTURAL RES.
           (The Jewish Museum) Series '92 VRDN*
   6,700   12/01/21                                5.25           6,700,000
           NEW YORK CITY HOUSING DEVELOPMENT
           CORP.
           (400 West 59th Street Dev.)
           Series A-1 AMT VRDN*
  10,000   11/01/30                                5.20          10,000,000
           NEW YORK CITY HOUSING DEVELOPMENT
           CORP. MFHR
           (Columbus Gardens Project)
           Series '93A VRDN*
   7,200   2/01/07                                 4.75           7,200,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (East 96th Street Project) VRDN*
  11,000   8/01/15                                 5.10          11,000,000
           NEW YORK CITY HOUSING DEVELOPMENT
           CORP. MFHR
           (James Tower Dev.) Series A VRDN*
   2,200   7/01/05                                 5.10           2,200,000
           NEW YORK CITY HOUSING DEVELOPMENT
           CORP. MFHR
           (Queenswood Apts. Project)
           Series '89A VRDN*
   2,200   2/01/17                                 5.25           2,200,000
           NEW YORK CITY HOUSING DEVELOPMENT
           CORP. MFHR
           (Upper Fifth Avenue Project)
           Series A VRDN*
   4,500   1/01/16                                 4.70           4,500,000
           NEW YORK CITY IDA
           (Berkeley Carroll School Project)
           Series '93 VRDN*
   1,126   6/30/23                                 5.25           1,126,000
           NEW YORK CITY IDA
           (National Audobon Society) VRDN*
   1,300   12/01/14                                5.90           1,300,000
           NEW YORK CITY IDA
           (Stroheim & Romann Inc. Project)
           Series '85 VRDN*
   1,500   12/01/15                                5.15           1,500,000
           NEW YORK GO
           Series '95F-3 VRDN*
   4,000   2/15/13                                 5.50           4,000,000
           NEW YORK GO
           Series '95F-5 VRDN*
   4,500   2/15/16                                 5.50           4,500,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           NEW YORK GO
           Series '95F-7 VRDN*
$  4,000   2/15/12                                 5.00%       $  4,000,000
           NEW YORK GO
           Subseries B-10 VRDN*
   2,600   8/15/24                                 5.00           2,600,000
           NEW YORK GO RAN
           Series A
   5,000   4/11/96                                 3.92           5,007,711
           NEW YORK IDR
           (Madelaine Chocolate Novelties)
           Series '86 VRDN*
     566   4/01/01                                 5.53             565,670
           NEW YORK IDR
           (Madelaine Chocolate Novelties)
           Series '86 VRDN*
     239   6/10/99                                 5.53             238,982
           NEW YORK IDR
           (Western Carpet & Linoleum) VRDN*
     742   6/10/00                                 5.53             742,486
           NEW YORK STATE
           DORMITORY AUTHORITY
           (Beverwyck Inc. Project)
           Series '95 VRDN*
   4,000   7/01/25                                 5.05           4,000,000
           NEW YORK STATE ERDA PCR
           (Central Hudson Gas & Electric)
           Series '87A AMT VRDN*
   6,700   6/01/27                                 5.00           6,700,000
           NEW YORK STATE ERDA PCR
           (Long Island Lighting Co.)
           Series A PPB*
   5,000   3/01/16                                 4.70           5,006,566
           NEW YORK STATE ERDA PCR
           (Rochester Gas & Electric)
           Series '84 VRDN*
   2,000   10/01/14                                3.55           2,000,000
           NEW YORK STATE ERDA UTIL. REV.
           (Rochester Gas & Electric)
           Series '85 PPB*
   5,000   11/15/96                                3.75           5,000,000
           NEW YORK STATE HFA
           (Normandie Court II)
           Series '87A VRDN*
   9,800   11/01/02                                4.95           9,800,000
           NEW YORK STATE JOB DEV. AUTH.
           Series '86A-1 AMT VRDN*
   2,120   3/01/00                                 4.40           2,120,000
           NEW YORK STATE JOB DEV. AUTH.
           Series '86C-1 AMT VRDN*
     895   3/01/00                                 4.40             895,000
           NEW YORK STATE JOB DEV. AUTH.
           Series A AMT VRDN*
   5,650   3/01/07                                 5.90           5,650,000
           NEW YORK STATE JOB DEV. AUTH.
           Series B-1 to B-9 AMT VRDN*
   2,000   3/01/03                                 5.90           2,000,000
           NEW YORK STATE LOCAL GOVERNMENT
           ASSIST. CORP.
           Series '95C VRDN*
   1,500   4/01/25                                 4.85           1,500,000
           NEW YORK STATE LOCAL GOVERNMENT
           ASSIST. CORP.
           Series '95D VRDN*
   2,000   4/01/25                                 4.90           2,000,000
           NEW YORK STATE LOCAL GOVERNMENT
           ASSIST. CORP.
           Series '95E VRDN*
   1,500   4/01/25                                 4.90           1,500,000
           NEW YORK STATE LOCAL GOVERNMENT
           ASSIST. CORP.
           Series '95G VRDN*
   5,700   4/01/25                                 4.90           5,700,000
           NEW YORK STATE MEDICAL CARE
           FACILITIES AUTH.
           Eagle Trust Series 953202
           (New York Hospital) VRDN* AMBAC
  14,000   8/15/24                                 5.20          14,000,000
           NEW YORK STATE MEDICAL CARE
           FACILITIES FINANCE AGENCY FHA
           (St. Lukes Hosp.) Series '93 VRDN*
   2,900   5/12/05                                 5.10           2,900,000
           NEW YORK URBAN DEVELOPMENT CORP. BOND
           Series '91
   1,000   4/01/96                                 3.60           1,008,180


2



                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           NORTHPORT-EAST NORTHPORT TAN
           (Unified School District) Series '95
$  5,000   6/28/96                                 3.60%       $  5,012,384
           ONTARIO COUNTY IDR
           (Ultrafab Inc.) Series '95 AMT VRDN*
   2,200   12/01/15                                6.00           2,200,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY
           (Versatile Structure) AMT VRDN*
  11,200   8/01/28                                 6.15          11,200,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY
           Series 3 (Versatile Structure) VRDN*
   3,300   6/01/20                                 5.90           3,300,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY
           Series 3 Util Rev.:
           (KIAC Partners Project) AMT VRDN*
   1,000   10/01/14                                5.10           1,000,000
           ROCHESTER GO BAN
           Series I
   2,400   10/31/96                                3.80           2,413,470
           ROCHESTER GO BAN
           Series I
   5,000   3/12/96                                 4.45           5,007,334
           SACHEM TAN
           (Central School District) Series '95
   4,000   6/27/96                                 3.70           4,007,958
           SMITHTOWN TAN
           (Central School District) Series '95
   3,700   6/27/96                                 3.70           3,709,535
           SUFFOLK COUNTY IDR
           (Nissequogue Cogen Partners)
           Series '93 AMT VRDN*
   1,200   12/15/23                                5.20           1,200,000
           SYOSSET TAN
           (Central School District) Series '95
   5,000   6/27/96                                 3.65           5,008,186
           SYRACUSE IDA
           (Syracuse University) VRDN*
   3,200   3/01/23                                 5.90           3,200,000
           TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
           (General Purpose)
           Series I Pre-Refunded
   4,500   1/01/96                                 4.20           4,590,000
           Total Municipal Bonds
           (amortized cost $252,045,043)                        252,045,106

           COMMERCIAL PAPER-17.2%
           NEW YORK-14.6%
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 3
   2,000   3/07/96                                 3.65           2,000,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 3
   8,000   5/01/96                                 3.70           8,000,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 4
   2,000   6/12/96                                 3.70           2,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan Kettering Memorial)
           Series '89A
   1,700   3/19/96                                 3.55           1,700,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
   3,750   2/21/96                                 3.65           3,750,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89B
   2,000   2/16/96                                 3.65           2,000,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.)
           Series '92A AMT
   5,000   2/21/96                                 3.60           5,000,000
           NIAGARA COUNTY SEWER REV. IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   1,500   3/15/96                                 3.60           1,500,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           NIAGARA COUNTY SEWER REV. IDA
           (American Ref-Fuel Co.) Series'94B AMT
$  8,000   2/06/96                                 3.75%       $  8,000,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY AMT
   5,775   3/15/96                                 3.45           5,775,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY AMT
   2,560   3/01/96                                 3.55           2,560,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY AMT
   2,000   3/12/96                                 3.60           2,000,000
                                                               ------------
                                                                 44,285,000

           PUERTO RICO-2.6%
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   4,000   3/08/96                                 3.65           4,000,000
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   4,000   2/08/96                                 3.75           4,000,000
                                                               ------------
                                                                  8,000,000

           Total Commercial Paper
           (amortized cost $52,285,000)                          52,285,000

           TOTAL INVESTMENTS-100.0%
           (amortized cost $304,330,043)                        304,330,106
           Other assets less liabilities-0.0%                       (52,387)

           NET ASSETS-100%
           (offering and redemption price of $1.00 per
           share; 304,341,961 shares outstanding)              $304,277,719


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMBAC  American Municipal Bond Assurance Corporation
   AMT    Alternative Minimum Tax
   BAN    Bond Anticipation Note
   ERDA   Energy Research & Development Authority
   FHA    Federal Housing Administration
   GO     General Obligation
   HFA    Housing Finance Agency/Authority
   IDA    Industrial Development Authority
   IDR    Industrial Development Revenue
   MFHR   Multi-Family Housing Revenue
   PCR    Pollution Control Revenue
   PPB    Periodic Put Bond
   RAN    Revenue Anticipation Note
   TAN    Tax Anticipation Note
   VRDN   Variable Rate Demand Note

   See notes to financial statements.


4



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $4,444,385

EXPENSES
  Advisory fee (Note B)                                 $  571,782
  Distribution assistance and administrative service
    (Note C)                                               371,084
  Transfer agency                                           98,984
  Custodian fees                                            34,559
  Audit and legal fees                                      15,976
  Registration fees                                         14,245
  Printing                                                   7,175
  Trustees' fees                                             2,024
  Miscellaneous                                              3,864
  Total expenses                                         1,119,693
  Less: expense reimbursement and fee waiver              (147,663)
                                                                        972,030
  Net investment income                                               3,472,355

UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation of investments                       63

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $3,472,418


See notes to financial statements.


5



STATEMENT OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                 DECEMBER 31,1995   YEAR ENDED
                                                    (UNAUDITED)    JUNE 30,1995
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  3,472,355   $  4,645,810
  Net realized loss on investments                           -0-       (13,089)
  Net change in unrealized appreciation of
    investments                                              63         (4,676)
  Net increase in net assets from operations          3,472,418      4,628,045

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (3,472,355)    (4,645,810)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                      127,023,817     14,432,230
  Total increase                                    127,023,880     14,414,465

NET ASSETS
  Beginning of period                               177,253,839    162,839,374
  End of period                                    $304,277,719   $177,253,839


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the 'Portfolio'), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1995, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .85 of 1% of its average daily net assets. For the six months ended December 31, 1995, the reimbursement amounted to $33,306. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $62,589 for the six months ended December 31, 1995.


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the six months ended December 31, 1995, the distribution fee amounted to $285,892 of which $114,357 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $85,192 of which $48,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995, the Portfolio had a capital loss carryforward of $20,905, of which $7,816 expires in the year 2002 and $13,089 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1995, capital paid-in aggregated $304,341,961. Transactions, all at $1.00 per share, were as follows:

                                                SIX MONTHS ENDED    YEAR ENDED
                                                DECEMBER 31,1995     JUNE 30,
                                                   (UNAUDITED)         1995
                                                ----------------  -------------
Shares sold                                        597,323,808     660,452,860
Shares issued on reinvestments of dividends          3,472,355       4,645,810
Shares redeemed                                   (473,772,346)   (650,666,440)
Net increase                                       127,023,817      14,432,230


8



                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                           SIX MONTHS
                                              ENDED
                                           DECEMBER 31,                    YEAR ENDED JUNE 30,
                                               1995      -----------------------------------------------------
                                           (UNAUDITED)       1995       1994       1993       1992       1991
                                           ------------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period         $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .015          .028       .018       .019       .034       .042

LESS DISTRIBUTIONS
Dividends from net investment income          (.015)        (.028)     (.018)     (.019)     (.034)     (.042)
Net asset value, end of period               $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00

TOTAL RETURNS
Total investment return based on net
asset value (a)                                3.02%(b)      2.84%      1.77%      1.94%      3.47%      4.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period(000's omitted)   $304,278      $177,254   $162,839   $100,529   $100,476    $71,748
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              .85%(b)       .85%       .84%       .80%       .80%       .80%
  Expenses, before waivers and
    reimbursements                              .98%(b)      1.03%      1.08%      1.06%      1.12%      1.15%
  Net investment income (c)                    3.04%(b)      2.81%      1.77%      1.91%      3.35%      4.20%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  Net of expenses reimbursed or waived by the Adviser.


9



                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
1345 Avenue of the Americas, New York, NY  10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 4 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

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